Income Tax (Details) - Schedule of reconciliation of income tax expense (Parentheticals)	12 Months Ended
Dec. 31, 2022
Schedule of Reconciliation of Income Tax Expense [Abstract]
Statutory tax rate percentage	25.00%
Effect of preferential rate percentage	15.00%